INCOME TAX (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes	The provision for income taxes consisted of the following:
	For The Six Months Ended June 30,
	2025	2024
Current	$(589,170)	$(307,348)
Deferred	6,219,215	3,703,105
Total	$5,630,045	$3,395,757

The provision for income taxes consisted of the following:

	For The Year Ended December 31,
	2024	2023	2022
Current	$(1,558,286)	$(394,138)	$(10,499,015)
Deferred	(772,605)	(3,699,019)	7,061,033
Total	$(2,330,891)	$(4,093,157)	$(3,437,982)

Schedule of Reconciliations of the Statutory Income Tax Rate and the Company's Effective Income Tax Rate

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For The Six Months Ended June 30,
	2025	2024
Statutory income tax rate	25%	25%
Tax effect of different tax rates in other jurisdictions	(2)%	(1)%
Changes in valuation allowance	(1)%	-%
Tax effect of loss on sale of discontinued operation	45%	-%
Effective tax rate	67%	24%

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For The Year Ended December 31,
	2024	2023	2022
Statutory income tax rate	25%	25%	25%
Tax effect of different tax rates in other jurisdictions	5%	1%	2%
Tax effect of non-deductible expenses	-%	-%	1%
Changes in valuation allowance	11%	-%	-%
Effective tax rate	41%	26%	28%

Schedule of Cumulative Net Operating Losses Carried Forward

The summary of cumulative net operating losses carried forward for the Company’s subsidiaries in different regions is as follows:

	For The Six Months Ended June 30,
	2025	2024
PRC Region	$276,350	$28,757
HK Region	23,008,418	2,569
Singapore Region	-	6,440
Total cumulative net operating loss carry-forward	$23,284,768	$37,766

The summary of cumulative net operating losses carried forward for the Company’s subsidiaries in different regions is as follows:

	For The Year Ended December 31,
	2024	2023	2022
PRC Region	$4,321,912	$2,666,264	$1,262,629
HK Region	2,544	1,908	-
Singapore Region	6,440	6,440	6,444
Total cumulative net operating loss carry-forward	$4,330,896	$2,674,612	$1,269,073

Schedule of Net Deferred Tax Assets

Components of the Company’s net deferred tax assets are set forth below:

	June 30,	December 31,
	2025	2024
Deferred tax assets:
Net operating loss carry-forwards	$6,428,637	$604,689
Allowance for doubtful accounts	2,795,978	2,328,841
Impairment provision of advances to suppliers	384,967	384,967
Lease liability	-	-
Total of deferred tax assets	$9,609,582	$3,318,497
Less: valuation allowance	(676,559)	(604,689)
Net deferred tax assets	$8,933,023	$2,713,808

Defer tax liabilities:
Right-of-use assets	$-	$-
Total deferred tax liabilities	-	-
Deferred tax assets, net	$8,933,023	$2,713,808

Components of the Company’s net deferred tax assets are set forth below:

	December 31,	December 31,
	2024	2023
Deferred tax assets:
Net operating loss carry-forwards	$604,689	$469,409
Allowance for doubtful accounts	2,328,841	2,142,711
Impairment provision of advances to suppliers	384,967	877,103
Lease liability	-	2,184
Total of deferred tax assets	$3,318,497	$3,491,408
Less: valuation allowance	(604,689)
Net deferred tax assets	$2,713,808	$3,491,408

Defer tax liabilities:
Right-of-use assets	$-	$(2,432)
Total deferred tax liabilities	-	(2,432)
Deferred tax assets, net	$2,713,808	$3,488,976

Schedule of Unrecognized Tax Positions Related to the Company’s Uncertain Tax Positions

The activity of the unrecognized tax positions related to the Company’s uncertain tax positions is summarized as follows:

	June 30,	December 31,
	2025	2024
Gross beginning balance	8,519,452	6,961,166
Gross increase to tax positions in the current period	586,787	1,558,286
Gross ending balance	9,106,239	8,519,452

The activity of the unrecognized tax positions related to the Company’s uncertain tax positions is summarized as follows:

	As of December 31,
	2024	2023	2022
Gross beginning balance	$6,961,166	$6,567,028	$2,960,155
Gross increase to tax positions in the current period	1,558,286	394,138	3,606,873
Gross ending balance	$8,519,452	$6,961,166	$6,567,028